Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2022
NONCONTROLLING INTEREST [Abstract]
Noncontrolling interest in the consolidated statements of comprehensive income /(loss)
For the years ended December 31,

2022,

2021

and

2020, respectively, the Sohu Group had net
income of $
2,000
, net income of $
6.4

million and a net loss of
$42.2
 million, respectively, attributable to the noncontrolling interest in the consolidated statements of comprehensive income/(loss).

	Year Ended December 31,
	2020	2021	2022

Changyou	$18,448	$(3)	$2
Sogou	(60,656)	6,451	0

Total	$(42,208)	$6,448	$2